Provision for Income Taxes Expenses (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Ireland [Member]
Provision for Income Taxes Expenses [Line Items]
Corporate tax rate	12.50%	12.50%
Italian [Member] | Bottom of range [Member]
Provision for Income Taxes Expenses [Line Items]
Current rate	3.90%
Italian [Member] | Top of range [Member]
Provision for Income Taxes Expenses [Line Items]
Current rate	0.92%